Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets
Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
September 30, 2013
Licenses	7.0	$462,234	$272,391	$189,843
Patents	2.8	1,893,185	1,394,262	498,923
Total	3.6	$2,355,419	$1,666,653	$688,766
December 31, 2012
Licenses	7.7	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

Amortization expense was $56,266 and $62,384 for the three months ended September 30, 2013 and 2012, respectively, and $166,962 and $167,573 for the nine months ended September 30, 2013 and 2012, respectively.

Based on the balance of licenses and patents at September 30, 2013, the expected annual amortization expense for each of the succeeding five years is estimated to be as follows:

Amortization Expense
2013	$222,800
2014	$213,200
2015	$61,800
2016	$61,800
2017	$20,800

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728
December 31, 2011
Licenses	8.72	$462,234	$224,708	$237,526
Patents	3.3	1,893,185	1,051,145	842,040
Total	4.4	$2,355,419	$1,275,853	$1,079,566

Amortization expense was $223,838 and $218,782 in 2012 and 2011, respectively.

During the year ended December 31, 2011, the Company incurred an $88,727 patent write off cost due to abandonment of patents related to Azathioprine. These costs are reflected in research and development expense in the consolidated statement of operations.

Based on the balance of licenses and patents at December 31, 2012, the annual amortization expense for each of the succeeding five years is estimated to be as follows:

Year	Amortization Expense
2013	$222,800
2014	$222,800
2015	$173,800
2016	$61,800
2017	$20,800

License fees and royalty payments are expensed annually as incurred as the Company does not attribute any future benefits other than within that period.